FEDERATED WORLD INVESTMENT SERIES, INC.

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

June 24, 2013

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: FEDERATED WORLD INVESTMENT SERIES, INC. (the “Registrant”)

Federated International Leaders Fund

Class R Shares

1933 Act File No. 33-52149

1940 Act File No. 811-7141

Dear Sir or Madam:

Post-Effective Amendment No. 55 under the Securities Act of 1933 and Amendment No. 56 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Registrant is hereby electronically transmitted. This filing has been electronically redlined to indicate the changes from the Registrant’s currently effective Registration Statement.

This Registrant is marketed through banks, savings associations or credit unions.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

If you have any questions on the enclosed material, please contact me at (412) 288-6659.

Very truly yours,

/s/ Joseph W. Kulbacki

Joseph W. Kulbacki

Senior Paralegal

Enclosures